INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred
Total	$ 0	$ 0
Continuing Operations
Current
Federal	(678,302)	(654,652)
State	(36,459)	(70,454)
Total current	(714,761)	(725,106)
Deferred
Federal	358,264	(66,437)
State	2,791	(7,093)
Total deferred	361,055	(73,530)
Total	(353,706)	(798,636)
Income taxes from continuing operations before valuation allowance	(353,706)	(798,636)
Change in valuation allowance	353,706	798,636
Total	0	0
Discontinued Operations
Current
Federal	(229,478)	(144,293)
State	(11,953)	(14,845)
Total current	(241,412)	(159,138)
Deferred
Federal	0	0
State	0	0
Total deferred	0	0
Total	(241,412)	(159,138)
Income taxes from continuing operations before valuation allowance	(241,412)	0
Change in valuation allowance	241,412	159,138
Total	$ 0	$ 0